Securities Available for Sale - Schedule of Amortized Cost and Fair Value of Securities Available for Sale (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 16,130,552	$ 17,779,169
Gross Unrealized Gains	268,124	8,373
Gross Unrealized Losses	(43,804)	(393,813)
Fair Value	16,354,872	17,393,729
U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	998,826	998,726
Gross Unrealized Losses	(10,233)	(78,074)
Fair Value	988,593	920,652
Mortgage-backed Securities GSE Residential
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	12,387,396	15,318,322
Gross Unrealized Gains	255,334	8,373
Gross Unrealized Losses		(233,618)
Fair Value	12,642,730	15,093,077
Corporate Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	2,744,330	1,462,121
Gross Unrealized Gains	12,790
Gross Unrealized Losses	(33,571)	(82,121)
Fair Value	$ 2,723,549	$ 1,380,000